COMMITMENTS AND CONTINGENCIES (Details)																			1 Months Ended					6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended
	Oct. 20, 2021 USD ($) m²	Jun. 17, 2021 USD ($)	Oct. 14, 2019	Oct. 01, 2019 USD ($)	Jul. 31, 2019	Jul. 19, 2019 USD ($)	Jul. 08, 2019 USD ($)	Apr. 08, 2019 USD ($) shares	Mar. 01, 2019 USD ($) shares	Jul. 31, 2018 shares	Jul. 01, 2018 USD ($) shares	Apr. 06, 2018 USD ($)	Jan. 05, 2018 USD ($)	Oct. 09, 2017 USD ($)	Aug. 23, 2017 USD ($)	Jul. 20, 2016 USD ($)	Mar. 31, 2016 USD ($)	Oct. 01, 2014	Jun. 30, 2020 USD ($)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 USD ($) ft²	Jan. 31, 2018 USD ($) ft²	Jan. 31, 2016 USD ($) ft²	Nov. 30, 2021 USD ($)	Feb. 28, 2019 USD ($) ft²	May 31, 2021 USD ($)	May 31, 2019 USD ($)	Nov. 30, 2021 USD ($)	May 31, 2020 USD ($)	Apr. 17, 2017	Apr. 17, 2017 ft²	Apr. 17, 2017 mi²	Jan. 31, 2016 m²
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Real Estate Property | m²	30
Lessee, Operating Lease, Term of Contract	10 years
Operating Lease, Expense																								$ 249,374		$ 495,114		$ 126,430
Loss Contingency Accrual, Provision																									$ 10,000
Debt Conversion, Original Debt, Amount		$ 281,000				$ 12,542	$ 13,315
Employment Agreement, Amendment			the amendment provides for certain change of control provisions, including a payment of up to three years base salary and bonuses up to a maximum of $1,000,000, if Mr. Binder resigns or is terminated in connection with a change in control of the Company
Employee-related Liabilities, Current																								$ 277,521		279,721		$ 277,521	$ 212,361
Lessee, Operating Lease, Renewal Term	10 years
Minimum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Lessee, Operating Lease, Term of Contract																								1 year				1 year
Operating Lease, Expense	$ 3,500
Operating Leases, Rent Expense, Minimum Rentals	$ 3,500
Maximum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Lessee, Operating Lease, Term of Contract																								10 years 6 months				10 years 6 months
Deposit [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Loss Contingency Accrual, Provision																									50,000
Rent Expense [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Loss Contingency Accrual, Provision																									15,699
Remaining Amounts Due Under Lease [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Loss Contingency Accrual, Provision																									$ 30,000
Chief Executive Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Employment Agreement, Term																		5 years
Salary and Wage, Officer, Excluding Cost of Good and Service Sold											$ 150,000																$ 150,000
Deferred Compensation Arrangement with Individual, Description											performance bonus equal to 2% of the annual EBITDA of CLS Nevada, Inc., and annual restricted stock awards of the Company’s common stock in an amount equal to 3% of the annual EBITDA							performance bonus equal to 2% of CLS Labs’ annual EBITDA, up to a maximum annual cash compensation of $1 million (including his base salary), and annual stock options, exercisable at the fair market value of CLS Labs’ common stock on the date of grant, in an amount equal to 2% of its annual EBITDA up to $42.5 million and 4% of its annual EBITDA in excess of $42.5 million
Share-Based Compensation Arrangement by Share-Based Payment Award, Description																		annual stock options, exercisable at the fair market value of CLS Labs’ common stock on the date of grant, in an amount equal to 2% of its annual EBITDA up to $42.5 million and 4% of its annual EBITDA in excess of $42.5 million
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period										1 year
Chief Executive Officer [Member] | Unpaid Accrued Salary Converted to Convertible Note [Member] | Convertible Debt [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Debt Conversion, Original Debt, Amount												$ 37,500	$ 37,500	$ 39,521	$ 62,500	$ 250,000	$ 112,500
Chief Executive Officer [Member] | One Time Signing Bonus [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares											500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period											1 year
Chief Operating Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Employment Agreement, Term										2 years
Salary and Wage, Officer, Excluding Cost of Good and Service Sold											$ 150,000
Deferred Compensation Arrangement with Individual, Description										performance bonus equal to 2% of the annual EBITDA of CLS Nevada, Inc., and annual restricted stock awards of the Company’ common stock in an amount equal to 3% of the annual EBITDA
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period					1 year
Employee-related Liabilities, Current																													16,250
Chief Operating Officer [Member] | One Time Signing Bonus [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares										50,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period										1 year
President [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold				$ 200,000					$ 175,000
Deferred Compensation Arrangement with Individual, Description				performance-based bonus equal to two percent (2%) of the Company’s annual EBITDA up to a maximum annual cash compensation of $1 million including base salary, and annual stock options, exercisable at the fair market value of the Company’s common stock on the effective date of grant, in an amount equal to 2% of the Company’s EBITDA up to $42.5 million and 4% of its annual EBITDA in excess of $42.5 million					performance bonus equal to 1% of the Company’s annual EBITDA, and annual restricted stock awards in an amount equal to 1% of the Company’s annual EBITDA
Employment Agreement, Amendment				the amendment provides for certain change of control provisions, including a payment of up to three years base salary and bonuses up to a maximum of $1,000,000, if Mr. Glashow resigns or is terminated in connection with a change in control of the Company
President [Member] | One Time Signing Bonus [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares									500,000
Chief Financial Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold								$ 110,000
Chief Financial Officer [Member] | One Time Signing Bonus [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares								50,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period								1 year
Former Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Employee-related Liabilities, Current																										$ 16,250			$ 16,250
Building [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Real Estate Property																															14,392	14,392
Lessee, Operating Lease, Term of Contract																														72 months
Lessee, Operating Lease, Renewal Term																														10 years
Building [Member] | Las Vegas, NV #1 [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Real Estate Property | ft²																					1,400				1,400
Lessee, Operating Lease, Term of Contract																					18 months				18 months
Operating Lease, Annual Increase																			3.00%	3.00%
Operating Leases, Rent Expense, Minimum Rentals																			$ 1,866.7		$ 1,785
Building [Member] | Las Vegas, NV #1 [Member] | Minimum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Lease, Expense																				$ 1,866.7	$ 1,785
Building [Member] | Las Vegas, NV #2 [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Real Estate Property | ft²																						1,000
Lessee, Operating Lease, Term of Contract																						5 years
Operating Lease, Annual Increase																						3.00%
Operating Lease, Monthly Amount Increase																				$ 600
Operating Leases, Rent Expense, Minimum Rentals																						$ 7,500
Building [Member] | Las Vegas, NV #3 [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Real Estate Property | ft²																					2,504				2,504
Lessee, Operating Lease, Term of Contract																					18 months				18 months
Operating Lease, Annual Increase																				3.00%	4.00%
Operating Leases, Rent Expense, Minimum Rentals																					$ 3,210
Building [Member] | Las Vegas, NV #3 [Member] | Minimum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Lease, Expense																					$ 3,210
Building and Building Improvements [Member] | Minimum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Lessee, Operating Lease, Term of Contract																										1 year
Building and Building Improvements [Member] | Maximum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Lessee, Operating Lease, Term of Contract																										4 years
Building and Building Improvements [Member] | Las Vegas, NV #2 [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Real Estate Property | ft²																						5,900
Operating Lease, Monthly Amount Increase																				$ 600
Building and Building Improvements [Member] | Las Vegas, NV #2 [Member] | Minimum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Lease, Expense																						$ 7,500
Building and Building Improvements [Member] | Las Vegas, NV #4 [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Real Estate Property																							22,000										22,000
Building and Building Improvements [Member] | Las Vegas, NV #4 [Member] | Minimum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Lease, Expense																							$ 11,000
Operating Leases, Rent Expense, Minimum Rentals																							11,000
Building and Building Improvements [Member] | Las Vegas, NV #4 [Member] | Maximum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals																							29,000
Building and Building Improvements [Member] | Rent starting January 1, 2020 [Member] | Las Vegas, NV #4 [Member] | Minimum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Lease, Expense																							29,000
Building and Building Improvements [Member] | Rent for April, May and June 2020 [Member] | Las Vegas, NV #4 [Member] | Minimum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Lease, Expense																							25,000
Building and Building Improvements [Member] | Rent for March 2021 through February 2022 [Member] | Las Vegas, NV #4 [Member] | Minimum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Lease, Expense																							22,500
Building and Building Improvements [Member] | Rent for March 2022 through February 2023 [Member] | Las Vegas, NV #4 [Member] | Minimum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Lease, Expense																							23,175
Building and Building Improvements [Member] | Rent for March 2023 through February 2024 [Member] | Las Vegas, NV #4 [Member] | Minimum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Lease, Expense																							23,870
Building and Building Improvements [Member] | Rent for March 2024 through February 2025 [Member] | Las Vegas, NV #4 [Member] | Minimum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Lease, Expense																							24,586
Building and Building Improvements [Member] | Rent for March 2025 through February 2026 [Member] | Las Vegas, NV #4 [Member] | Minimum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Lease, Expense																							$ 25,323